Consolidated Statements of Comprehensive Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Net premiums earned		$ 58,664.4	$ 49,241.2	$ 44,368.7
Investment income		1,891.8	1,260.3	860.9
Net realized gains (losses) on securities:
Net realized gains (losses) on security sales		13.7	196.5	614.3
Net holding period gains (losses) on securities		348.4	(2,100.1)	899.9
Net impairment losses recognized in earnings		(9.0)	(8.6)	(5.0)
Total net realized gains (losses) on securities		353.1	(1,912.2)	1,509.2
Fees and other revenues		889.1	722.1	691.8
Service revenues		310.1	299.3	271.4
Total revenues		62,108.5	49,610.7	47,702.0
Expenses
Losses and loss adjustment expenses		45,654.6	38,122.7	33,627.6
Policy acquisition costs		4,665.1	3,917.0	3,712.8
Other underwriting expenses		6,241.5	5,859.6	5,654.7
Investment expenses		26.2	24.3	25.5
Service expenses		349.0	296.7	252.8
Interest expense		268.4	243.5	218.6
Goodwill impairment		0.0	224.8	0.0
Total expenses		57,204.8	48,688.6	43,492.0
Net Income
Income before income taxes		4,903.7	922.1	4,210.0
Provision for income taxes		1,001.3	200.6	859.1
Net income		3,902.4	721.5	3,350.9
Changes in:
Total net unrealized gains (losses) on fixed-maturity securities		1,185.5	(2,842.5)	(891.1)
Net unrealized losses on forecasted transactions		0.5	0.4	0.7
Foreign currency translation adjustment		0.3	(0.6)	(0.6)
Other comprehensive income (loss)		1,186.3	(2,842.7)	(891.0)
Comprehensive income (loss)		5,088.7	(2,121.2)	2,459.9
Computation of Earnings Per Common Share
Net income		3,902.4	721.5	3,350.9
Less: Preferred share dividends	[1]	37.6	26.9	26.9
Net income available to common shareholders		$ 3,864.8	$ 694.6	$ 3,324.0
Average common shares outstanding - Basic		584.9	584.4	584.5
Net effect of dilutive stock-based compensation		2.6	2.7	2.6
Total average equivalent common shares - Diluted		587.5	587.1	587.1
Basic: Earnings per share (usd per share)		$ 6.61	$ 1.19	$ 5.69
Diluted: Earnings per share (usd per share)		$ 6.58	$ 1.18	$ 5.66

[1]	Changed to a floating dividend rate in March 2023. See Note 14 – Dividends for further discussion.